Business Segments Assets and Capital Expenditures (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 46	$ 28	$ 72	$ 58	$ 317
Assets	15,140		13,995	14,228
Capital expenditures for property and equipment of continuing operations			72	58	62
Management and franchise
Segment Reporting Information [Line Items]
Assets	11,399		11,362	11,505
Ownership [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment	25	19	42	32	45
Assets	1,731		927	964
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment	21	$ 9	30	26	$ 17
Assets	$ 2,010		$ 1,706	$ 1,759